LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted earnings per share calculation	$ (100,916)	$ (59,793)
Weighted average number of ordinary shares outstanding during the period used in the basic and diluted earnings per share calculation (in shares)	367,525,855	364,010,429